Intangible Assets, Net	12 Months Ended
May 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET
Intangible assets, net, consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Intangible assets with indefinite lives:
Trademark	245	230
Intangible assets with finite lives:
Trademark	8,760	16,221
Courseware	124	1,214
Student base	12,824	12,059
Favorable lease	703	660
License	415	415
Copyright	—	2,250
Distribution channel	—	16,737

	23,071	49,786

Less: accumulated amortization	(19,972)	(25,555)
Exchange differences	(299)	948

	2,800	25,179

Amortization expenses for the intangible assets for the years ended May 31,
20
21, 2022 and 2023, were US$4,524, US$1,933 and US$5,583, respectively. As of May 31, 2023, the Group expects to recognize amortization expenses of US$6,348, US$5,972, US$5,941, US$5,856, and US$785, for the next five years, respectively, and US$47 thereafter.
The Group recorded an impairment of US$2,936, nil and nil for the years ended May 31, 2021, 2022 and 2023, respectively.